Contents of Significant Accounts - Share-Based Payment - Additional Information (Detail) $ / shares in Units, shares in Millions, Right in Millions, $ in Millions								1 Months Ended		12 Months Ended
	Dec. 05, 2022 $ / shares shares	May 27, 2022 shares	Jun. 30, 2021	Jun. 09, 2021 $ / shares shares	Sep. 30, 2020	Sep. 01, 2020 $ / shares shares	Jun. 10, 2020 shares	Jun. 30, 2021 Right	Sep. 30, 2020 Right $ / shares shares	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Treasury Stock Plan For Employees In 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of treasury shares to employees | shares | shares									105
Grant date quoted market price per share | $ / shares | $ / shares									$ 21.45
Vesting period						1 year
Compensation expenses | $											$ 226	$ 348
Restricted Stock Plan For Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses | $										$ 1,352	1,520	$ 504
Compensation plan description										UMC is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within two years from the date of receiving the effective declaration from the competent authority.		UMC is authorized to issue restricted stocks in one tranche or in installments, under the custody of trust institution, within one year from the date of receiving the effective declaration from the competent authority.
Eligibility terms to vested restricted stocks										Beginning from the end of two years since the date of grant, those employees who fulfill both service period and performance conditions set by UMC are gradually eligible to the vested restricted stocks at certain percentage and time frame.
Maximum shares to be issued under compensation plan | shares | shares		50					233
Shares of restricted stock for employees issued | shares | shares	23			1		200
Life of plan	4 years			4 years		4 years
Grant date quoted market price per share | $ / shares | $ / shares	$ 44.4			$ 53		$ 21.8
Stock Appreciation Right Plan For Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expenses | $										$ 210	271	$ 80
Stock Appreciation Right Plan For Employees Description										One unit of stock appreciation right to employees represents a right to the intrinsic value of one common share of UMC.
Life of plan			4 years		4 years
Liabilities for stock appreciation right recognized										$ 340	$ 352
Unit of cash-settled stock appreciation right | Right								1	26